Supplementary Financial Statement Information (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Supplementary Financial Statement Information [Abstract]
Revenue recognized	$ 164	$ 32	$ 207
Major customer –revenues percentage		10.00%
Revenue percentage		10.00%